Share-Based Payment to Directors and Management - Schedule of Share-Based Payment Transactions Recognised as an Expense (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management		$ 608,156
RSUs [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	[1]	$ 608,156

[1]	RSUs to Directors and Management